TAXATION	12 Months Ended
Jan. 31, 2020
Major components of tax expense (income) [abstract]
TAXATION

28.TAXATION

The reconciliation of income taxes at statutory rates with the reported taxes is as follows for the years ended January 31, 2020, 2019 and 2018:

	2020	2019	2018
Loss for the year	$(28,840,967)	$(23,601,170)	$(599,471)
Statutory Tax Rates	27%	27%	26%
Expected income tax (recovery)	(7,787,061)	(6,372,316)	(155,863)
Change in statutory, foreign tax, foreign exchange rates and other	3,135,069	1,297,693	—
Permanent differences	8,006,873	1,494,947	17,156
Share issue costs	(7,590)	(1,010,208)	—
Change in unrecognized deductible temporary differences	367,375	4,589,884	138,707
Total income tax expense	$3,714,666	$—	$—

Current income tax expense for the year ended January 31, 2020 is entirely foreign in nature and represents current and deferred taxation arising from business operations in the United States.

The significant components of the Company's deferred tax assets that have not been included on the consolidated statement of financial position are as follows at January 31, 2020, 2019 and 2018:

	2020	2019	2018
Deferred tax assets(liabilities)
Exploration and evaluation assets	$254,000	$974,824	$974,824
Property and equipment	1,012,000	47,452	—
Share issue costs	611,000	809,716	1,550
Biological assets	186,000	58,573	—
Intangible assets	619,000	197,810	—
Marketable securities	2,000	2,325	2,325
Asset retirement obligation	15,000	14,723	14,723
Allowable capital losses	36,000	93,018	56,568
Non-capital losses available for future period	3,918,000	5,241,525	375,052
	$6,653,000	$7,439,966	$1,425,042
Unrecognized deferred tax assets	(6,653,000)	(7,439,966)	(1,425,042)
Net deferred tax assets	$—	$—	$—

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included in the consolidated statement of financial position are as follows at January 31, 2020, 2019 and 2018:

	2020	Expiry Date Range	2019	2018
Temporary Differences
Exploration and evaluation assets	$942,000	No expiry date	$3,611,809	$3,611,809
Property and equipment	4,819,000	No expiry date	225,963	—
Share issue costs	2,262,000	2038 to 2041	2,998,633	5,424
Biological assets	886,000	No expiry date	278,920	—
Intangible assets	2,949,000	No expiry date	941,954	—
Marketable securities	15,000	No expiry date	15,498	15,498
Asset retirement obligation	54,000	No expiry date	54,243	54,243
Allowable capital losses	135,000	No expiry date	344,223	209,223
Non-capital losses available for future periods	14,511,000	Varies	19,751,990	1,389,396
Canada	$14,511,000	2026 to 2039	$18,228,212	$1,389,396
USA	$—	No expiry date	$1,523,778	$—